Acquisitions (Operations) (Details) - USD ($)	1 Months Ended	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Nov. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Rental revenue											$ 17,450,889	$ 14,012,109	$ 6,483,815
Interest income on receivables											709,030	742,185	356,348
Total revenue	$ 1,680,771	$ 4,776,505	$ 4,588,295	$ 4,427,233	$ 4,367,886	$ 4,428,217	$ 4,111,536	$ 3,382,902	$ 2,831,639		18,159,919	14,754,294	6,840,163
Expenses
Management fees to affiliate											499,329	450,462	211,329
Property operating											24,720	6,454	26,267
General and administrative											820,522	722,601	191,293
Acquisition-related											379,988	865,543	1,118,648
Amortization											4,452,068	3,791,440	1,452,015
Impairments											258,834	1,005,478	183,271
Total expenses	823,363										6,435,461	6,841,978	3,182,823
Interest expense											(6,202,788)	(4,345,755)	(1,476,207)
Loss on early extinguishment of debt											(2,905,259)
Realized loss on derivative financial instruments											(213,181)
Unrealized gain (loss) on derivatives											(571,359)	1,279,176	(1,016,716)
Total other income and expenses	(3,555,756)										(9,892,587)	(3,066,579)	(2,492,923)
Net income	(2,698,348)	(2,731,961)	2,238,395	679,509	1,645,928	$ 1,282,071	$ 736,069	$ 2,502,457	$ 325,140		1,831,871	4,845,737	1,164,417
Less: Net income attributable to Predecessor		(33,613)	$ 2,238,395	$ 679,509	$ 1,645,928					$ 4,530,219	4,530,219	4,845,737	1,164,417
Net loss attributable to partners	$ (2,698,348)	$ (2,698,348)									(2,698,348)
Landmark Infrastructure Partners LP
Revenue
Rental revenue											17,450,889	14,012,109	6,483,815
Interest income on receivables											709,030	742,185	356,348
Total revenue											18,159,919	14,754,294	6,840,163
Expenses
Management fees to affiliate											499,329	450,462	211,329
Property operating											24,720	6,454	26,267
General and administrative											820,522	722,601	191,293
Acquisition-related											379,988	865,543	1,118,648
Amortization											4,452,068	3,791,440	1,452,015
Impairments											258,834	1,005,478	183,271
Total expenses											6,435,461	6,841,978	3,182,823
Interest expense											(6,202,788)	(4,345,755)	(1,476,207)
Loss on early extinguishment of debt											(2,905,259)
Realized loss on derivative financial instruments											(213,181)
Unrealized gain (loss) on derivatives											(571,359)	1,279,176	(1,016,716)
Total other income and expenses											(9,892,587)	(3,066,579)	(2,492,923)
Net income											1,831,871	4,845,737	1,164,417
Less: Net income attributable to Predecessor											4,530,219
Net loss attributable to partners											(2,698,348)
Total sites acquired | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor
Revenue
Rental revenue											3,750,402	2,110,733	55,801
Total revenue											3,750,402	2,110,733	55,801
Expenses
Management fees to affiliate											136,834	79,837	2,238
General and administrative											3,724	573
Acquisition-related											232,838	546,943	391,490
Amortization											895,157	562,063	16,160
Total expenses											1,268,553	1,189,416	409,888
Interest expense											(1,218,734)	(505,396)
Unrealized gain (loss) on derivatives											(19,091)
Total other income and expenses											(1,237,825)	(505,396)
Net income											1,244,024	415,921	(354,087)
Less: Net income attributable to Predecessor											1,244,024
Total sites acquired | Landmark, General Partner and affiliates | Acquisition from related party | Acquired Assets Predecessor | As Previously Reported May 11, 2015
Revenue
Rental revenue											211,057	31,223	2,799
Total revenue											211,057	31,223	2,799
Expenses
Acquisition-related											109,267
Amortization											59,359	2,074	1,556
Total expenses											168,626	2,074	1,556
Net income											42,431	29,149	1,243
Less: Net income attributable to Predecessor											42,431
Landmark Infrastructure Partners LP, Predecessor
Revenue
Total revenue										16,479,148
Expenses
Total expenses										5,612,098
Total other income and expenses										(6,336,831)
Net income										$ 4,530,219
Landmark Infrastructure Partners LP, Predecessor | Landmark Infrastructure Partners LP | As Previously Reported February 26,2015
Revenue
Rental revenue											13,489,430	11,870,153	6,425,215
Interest income on receivables											709,030	742,185	356,348
Total revenue											14,198,460	12,612,338	6,781,563
Expenses
Management fees to affiliate											362,495	370,625	209,091
Property operating											24,720	6,454	26,267
General and administrative											816,798	722,028	191,293
Acquisition-related											37,883	318,600	727,158
Amortization											3,497,552	3,227,303	1,434,299
Impairments											258,834	1,005,478	183,271
Total expenses											4,998,282	5,650,488	2,771,379
Interest expense											(4,984,054)	(3,840,359)	(1,476,207)
Loss on early extinguishment of debt											(2,905,259)
Realized loss on derivative financial instruments											(213,181)
Unrealized gain (loss) on derivatives											(552,268)	1,279,176	(1,016,716)
Total other income and expenses											(8,654,762)	(2,561,183)	(2,492,923)
Net income											545,416	4,400,667	1,517,261
Less: Net income attributable to Predecessor											3,243,764
Net loss attributable to partners											(2,698,348)
Landmark Infrastructure Partners LP, Predecessor | Landmark Infrastructure Partners LP | As Previously Reported May 11, 2015
Revenue
Rental revenue											13,700,487	11,901,376	6,428,014
Interest income on receivables											709,030	742,185	356,348
Total revenue											14,409,517	12,643,561	6,784,362
Expenses
Management fees to affiliate											362,495	370,625	209,091
Property operating											24,720	6,454	26,267
General and administrative											816,798	722,028	191,293
Acquisition-related											147,150	318,600	727,158
Amortization											3,556,911	3,229,377	1,435,855
Impairments											258,834	1,005,478	183,271
Total expenses											5,166,908	5,652,562	2,772,935
Interest expense											(4,984,054)	(3,840,359)	(1,476,207)
Loss on early extinguishment of debt											(2,905,259)
Realized loss on derivative financial instruments											(213,181)
Unrealized gain (loss) on derivatives											(552,268)	1,279,176	(1,016,716)
Total other income and expenses											(8,654,762)	(2,561,183)	(2,492,923)
Net income											587,847	$ 4,429,816	$ 1,518,504
Less: Net income attributable to Predecessor											3,286,195
Net loss attributable to partners											$ (2,698,348)